Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
2018 Acquisitions [Member]
Summary of Allocation of Acquisition Costs	The following is a summary of the allocation of the acquisition costs in the above transactions, excluding the preliminary allocation of Fairway.

Total
Property, plant and equipment	$8,648
Site locations	57,105
Non-competition agreements	342
Customer lists and contracts	6,521
Asset acquisition costs	336
Current assets	1,041
Current liabilities	(355)
$73,638

Summary of Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information for the Company gives effect to the 2018 and 2017 acquisitions as if they had occurred on January 1, 2017. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2018	2017
	(unaudited)
Net revenues	$1,699,052	$1,647,445
Net income applicable to common stock	$299,493	$306,900
Net income per common share — basic	$3.03	$3.13
Net income per common share — diluted	$3.02	$3.12

2017 Acquisitions [Member]
Summary of Allocation of Acquisition Costs	The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$43,483
Goodwill	13,925
Site locations	216,510
Non-competition agreements	826
Customer lists and contracts	26,397
Asset acquisition costs	529
Current assets	3,583
Current liabilities	(1,733)
Long–term liabilities	(3,335)
$300,185

Summary of Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information for the Company gives effect to the 2017 and 2016 acquisitions as if they had occurred on January 1, 2016. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	2017	2016
	(unaudited)
Net revenues	$1,572,989	$1,554,758
Net income applicable to common stock	$318,200	$297,518
Net income per common share — basic	$3.25	$3.06
Net income per common share — diluted	$3.23	$3.05